Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,875,000.00
Previously Paid Amount	0.00
Total Fee Amount	949.44
Total Offset Amount	0.00
Net Fee	949.44
Narrative - Max Aggregate Offering Price	$ 6,875,000.00
Final Prospectus	true